UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2025

Applied Finance Dividend Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Applied Finance Dividend Fund Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Applied Finance Dividend Fund Institutional Class Shares (Ticker: AFAZX)

This annual shareholder report contains important information about the Applied Finance Dividend Fund, Institutional Class Shares for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Dividend Fund - Institutional Class	$99	0.97%

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Dividend Fund Institutional Class Shares (the “Fund”) returned 4.99%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Health Care, Utilities and Financials sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Staples and Materials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Dividend Fund Institutional Class - $23,681
Morningstar US Market Total Return Index[1] - $30,526
Morningstar US Large Mid Value Total Return Index[1] - $24,075
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
4/30/2015
4/30/2016
4/30/2017
4/30/2018
4/30/2019
4/30/2020
4/30/2021
4/30/2022
4/30/2023
4/30/2024
4/30/2025

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Institutional Class	4.99%	13.42%	9.00%
Morningstar US Market Total Return Index¹	11.51%	15.18%	11.81%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.18%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large- and mid-cap stocks exhibiting value characteristics.Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Dividend Fund Tailored Shareholder Report

Sector Breakdown

Financials
21.57%
Health Care
16.52%
Industrials
10.34%
Consumer Staples
10.09%
Information Technology
9.87%
Consumer Discretionary
9.79%
Utilities
8.04%
Energy
5.49%
Communication Services
2.89%
Real Estate
2.71%
Materials
2.27%
Money Market Fund
0.32%

Top Ten Holdings
JPMorgan Chase & Co.	2.95%
The Travelers Companies, Inc	2.91%
Eli Lilly & Co.	2.91%
Verizon Communications, Inc.	2.89%
Abbvie, Inc.	2.88%
Ingredion, Inc.	2.86%
Hasbro, Inc.	2.85%
UGI Corp.	2.83%
Marathon Petroleum Corp.	2.81%
Johnson & Johnson	2.77%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$25,241,800
Number of Holdings	39
Total Advisory Fee Paid	$58,064
Portfolio Turnover Rate	12.78%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Applied Finance Dividend Fund Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Applied Finance Dividend Fund Investor Class Shares (Ticker: AFALX)

This annual shareholder report contains important information about the Applied Finance Dividend Fund, Investor Class Shares for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Dividend Fund - Investor Class	$125	1.22%

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Dividend Fund Investor Class Shares (the “Fund”) returned 4.71%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Health Care, Utilities and Financials sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Staples and Materials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Dividend Fund Investor Class - $23,102
Morningstar US Market Total Return Index1 - $30,526
Morningstar US Large Mid Value Total Return Index1 - $24,075
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
4/30/2015
4/30/2016
4/30/2017
4/30/2018
4/30/2019
4/30/2020
4/30/2021
4/30/2022
4/30/2023
4/30/2024
4/30/2025

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Investor Class	4.71%	13.11%	8.73%
Morningstar US Market Total Return Index¹	11.51%	15.18%	11.81%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.18%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large- and mid-cap stocks exhibiting value characteristics.Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Dividend Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
JPMorgan Chase & Co.	2.95%
The Travelers Companies, Inc	2.91%
Eli Lilly & Co.	2.91%
Verizon Communications, Inc.	2.89%
Abbvie, Inc.	2.88%
Ingredion, Inc.	2.86%
Hasbro, Inc.	2.85%
UGI Corp.	2.83%
Marathon Petroleum Corp.	2.81%
Johnson & Johnson	2.77%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$25,241,800
Number of Holdings	39
Total Advisory Fee Paid	$58,064
Portfolio Turnover Rate	12.78%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Applied Finance Explorer Fund Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Applied Finance Explorer Fund Institutional Class Shares (Ticker: AFDZX)

This annual shareholder report contains important information about the Applied Finance Explorer Fund, Institutional Class Shares for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Explorer Fund - Institutional Class	$84	0.84%

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Explorer Fund Institutional Class Shares (the “Fund”) returned 0.83%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Small Total Return Index returned 2.94% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on small-cap stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials and Utilities sectors were leading contributors to the Fund’s performance, while Energy, Information Technology and Industrials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Explorer Fund Institutional Class - $24,456
Morningstar US Market Total Return Index[1] - $30,027
Morningstar US Small Total Return Index[1] - $18,691
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
6/11/2015*
4/30/2016
4/30/2017
4/30/2018
4/30/2019
4/30/2020
4/30/2021
4/30/2022
4/30/2023
4/30/2024
4/30/2025

*	Inception

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Explorer Fund - Institutional Class	0.83%	18.85%	9.47%
Morningstar US Market Total Return Index¹	11.51%	15.18%	11.76%
Morningstar US Small Total Return Index¹	2.94%	11.53%	6.53%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.The Morningstar US Small Total Return Index is an unmanaged index that represents the performance of small-cap U.S. stocks, reflecting the lower end of the U.S. equity market capitalization spectrum.Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Explorer Fund Tailored Shareholder Report

Sector Breakdown

Financials - Banks
15.10%
Industrials
12.75%
Health Care
12.61%
Financials - Non-Banks
11.86%
Consumer Discretionary
10.45%
Real Estate
7.68%
Information Technology
7.06%
Energy
5.66%
Utilities
4.48%
Materials
3.33%
Money Market Fund
3.30%
Communication Services
3.07%
Consumer Staples
2.75%

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	3.30%
StoneX Group, Inc.	1.46%
Stride, Inc.	1.36%
Sterling Infrastructure, Inc.	1.19%
Pathward Financial, Inc.	1.17%
Comfort Systems USA, Inc.	1.16%
Enova International, Inc.	1.13%
SLM Corp.	1.13%
OSI Systems, Inc.	1.10%
Performance Food Group Co.	1.09%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$731,052,738
Number of Holdings	140
Total Advisory Fee Paid	$4,557,935
Portfolio Turnover Rate	37.29%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Applied Finance Explorer Fund Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Applied Finance Explorer Fund Investor Class Shares (Ticker: AFDVX)

This annual shareholder report contains important information about the Applied Finance Explorer Fund, Investor Class Shares for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Explorer Fund - Investor Class	$109	1.09%

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Explorer Fund Investor Class Shares (the “Fund”) returned 0.55%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Small Total Return Index returned 2.94% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on small-cap stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials and Utilities sectors were leading contributors to the Fund’s performance, while Energy, Information Technology and Industrials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Explorer Fund Investor Class - $23,922
Morningstar US Market Total Return Index[1] - $30,663
Morningstar US Small Total Return Index[1] - $19,019
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
6/30/2015*
4/30/2016
4/30/2017
4/30/2018
4/30/2019
4/30/2020
4/30/2021
4/30/2022
4/30/2023
4/30/2024
4/30/2025

*	Inception

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Explorer Fund - Investor Class	0.55%	18.62%	9.27%
Morningstar US Market Total Return Index¹	11.51%	15.18%	12.07%
Morningstar US Small Total Return Index¹	2.94%	11.53%	6.76%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.The Morningstar US Small Total Return Index is an unmanaged index that represents the performance of small-cap U.S. stocks, reflecting the lower end of the U.S. equity market capitalization spectrum.Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Explorer Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	3.30%
StoneX Group, Inc.	1.46%
Stride, Inc.	1.36%
Sterling Infrastructure, Inc.	1.19%
Pathward Financial, Inc.	1.17%
Comfort Systems USA, Inc.	1.16%
Enova International, Inc.	1.13%
SLM Corp.	1.13%
OSI Systems, Inc.	1.10%
Performance Food Group Co.	1.09%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$731,052,738
Number of Holdings	140
Total Advisory Fee Paid	$4,557,935
Portfolio Turnover Rate	37.29%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Applied Finance Select Fund Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Applied Finance Select Fund Institutional Class Shares (Ticker: AFVZX)

This annual shareholder report contains important information about the Applied Finance Select Fund, Institutional Class Shares for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Select Fund - Institutional Class	$76	0.76%

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Select Fund Institutional Class Shares (the “Fund”) returned 0.07%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Information Technology, Consumer Staples and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Select Fund Institutional Class - $23,731
Morningstar US Market Total Return Index[1] - $26,807
Morningstar US Large Mid Value Total Return Index[1] - $20,717
$27,500
$25,000
$22,500
$20,000
$17,500
$15,000
$12,500
$10,000
2/3/2017*
4/30/2017
4/30/2018
4/30/2019
4/30/2020
4/30/2021
4/30/2022
4/30/2023
4/30/2024
4/30/2025

*	Inception

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Institutional Class	0.07%	13.46%	11.06%
Morningstar US Market Total Return Index¹	11.51%	15.18%	12.72%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.25%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large- and mid-cap stocks exhibiting value characteristics.Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Select Fund Tailored Shareholder Report

Sector Breakdown

Information Technology
29.01%
Financials
14.76%
Health Care
11.04%
Consumer Discretionary
10.68%
Communication Services
9.98%
Industrials
8.44%
Consumer Staples
6.23%
Energy
3.11%
Utilities
2.41%
Real Estate
2.11%
Materials
1.78%
Money Market Fund
0.40%

Top Ten Holdings
KLA Corp.	3.54%
Applied Materials, Inc.	3.33%
Cisco Systems, Inc.	3.28%
Roper Technologies, Inc.	3.28%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.17%
Apple, Inc.	3.14%
Oracle Corp.	3.13%
HP, Inc.	2.90%
Verizon Communications, Inc.	2.65%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$570,963,822
Number of Holdings	51
Total Advisory Fee Paid	$2,998,846
Portfolio Turnover Rate	27.63%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Applied Finance Select Fund Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Applied Finance Select Fund Investor Class Shares (Ticker: AFVLX)

This annual shareholder report contains important information about the Applied Finance Select Fund, Investor Class Shares for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Select Fund - Investor Class	$101	1.01%

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Select Fund Investor Class Shares (the “Fund”) returned -0.16%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Information Technology, Consumer Staples and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Select Fund Investor Class - $23,318
Morningstar US Market Total Return Index[1] - $27,038
Morningstar US Large Mid Value Total Return Index[1] - $20,717
$27,500
$25,000
$22,500
$20,000
$17,500
$15,000
$12,500
$10,000
2/1/2017*
4/30/2017
4/30/2018
4/30/2019
4/30/2020
4/30/2021
4/30/2022
4/30/2023
4/30/2024
4/30/2025

*	Inception

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Investor Class	-0.16%	13.17%	10.82%
Morningstar US Market Total Return Index¹	11.51%	15.18%	12.83%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.24%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large- and mid-cap stocks exhibiting value characteristics.Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Select Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
KLA Corp.	3.54%
Applied Materials, Inc.	3.33%
Cisco Systems, Inc.	3.28%
Roper Technologies, Inc.	3.28%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.17%
Apple, Inc.	3.14%
Oracle Corp.	3.13%
HP, Inc.	2.90%
Verizon Communications, Inc.	2.65%

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$570,963,822
Number of Holdings	51
Total Advisory Fee Paid	$2,998,846
Portfolio Turnover Rate	27.63%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54, 000 for 2025 and $57,000 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,700 for 2025 and $8,550 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $3,000 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended April 30, 2025 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

For the Year Ended April 30, 2025

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance DIVIDEND fund

Schedule of InvestmentsApril 30, 2025

		Shares	Value
99.58%	COMMON STOCKS

2.89%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	16,580	$730,515

9.79%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	3,322	666,526
	Hasbro, Inc.	11,617	719,092
	Home Depot, Inc.	1,749	630,497
	Whirlpool Corp.	5,983	456,383
			2,472,498

10.09%	CONSUMER STAPLES
	Ingredion, Inc.	5,434	721,744
	Molson Coors Beverage Co. Class B	10,000	575,300
	Target Corp.	5,730	554,091
	Unilever plc ADR	10,948	695,745
			2,546,880

5.49%	ENERGY
	Chevron Corp.	4,976	677,035
	Marathon Petroleum Corp.	5,155	708,349
			1,385,384

21.57%	FINANCIALS
	Ameriprise Financial, Inc.	1,440	678,269
	Huntington Bancshares	46,783	679,757
	JPMorgan Chase & Co.	3,041	743,889
	The PNC Financial Services Group, Inc	4,005	643,563
	Prudential Financial, Inc.	6,235	640,397
	State Street Corp.	7,654	674,317
	The Travelers Companies, Inc	2,785	735,602
	Truist Financial Corp.	16,938	649,403
			5,445,197

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance DIVIDEND fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
16.52%	HEALTH CARE
	Abbott Laboratories	5,200	$679,900
	Abbvie, Inc.	3,724	726,552
	Eli Lilly & Co.	816	733,543
	Johnson & Johnson	4,480	700,269
	Merck & Company, Inc.	7,419	632,099
	Novartis AG ADR	6,146	697,510
			4,169,873

10.34%	INDUSTRIALS
	Eaton Corp. plc	2,228	655,856
	Norfolk Southern Corp.	3,089	692,091
	PACCAR, Inc.	6,786	612,165
	RTX Corp.	5,161	650,957
			2,611,069

9.87%	INFORMATION TECHNOLOGY
	Accenture plc Class A	2,012	601,890
	Cisco Systems, Inc.	12,114	699,341
	HP, Inc.	19,500	498,615
	Microsoft Corp.	1,748	690,915
			2,490,761

2.27%	MATERIALS
	LyondellBasell Industries NV	9,843	572,961

2.71%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	17,497	683,258

8.04%	UTILITIES
	Public Service Enterprise Group, Inc.	7,946	635,124
	Sempra Energy	9,133	678,308
	UGI Corp.	21,800	714,822
			2,028,254

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance DIVIDEND fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
99.58%	TOTAL COMMON STOCKS
	(Cost: $23,510,343)		$25,136,650

0.32%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.19%(A)	79,278	79,278
	(Cost: $79,278)

99.90%	TOTAL INVESTMENTS
	(Cost: $23,589,621)		25,215,928
0.10%	Other assets, net of liabilities		25,872
100.00%	NET ASSETS		$25,241,800

(A)Effective 7 day yield as of April 30, 2025.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Schedule of InvestmentsApril 30, 2025

		Shares	Value
96.80%	COMMON STOCKS

3.07%	COMMUNICATION SERVICES
	CarGurus, Inc.(A)	178,168	$4,981,577
	John Wiley & Sons, Inc. Class A	134,326	5,861,987
	Sinclair, Inc.	192,051	2,765,534
	TEGNA, Inc.	376,883	6,116,811
	Ziff Davis, Inc.(A)	90,812	2,681,678
			22,407,587

10.45%	CONSUMER DISCRETIONARY
	Monarch Casino & Resort, Inc.	70,000	5,473,300
	Caleres, Inc.	159,108	2,424,806
	Dana, Inc.	476,417	6,545,970
	Frontdoor, Inc.(A)	121,099	4,978,380
	G-III Apparel Group Ltd.(A)	145,965	3,681,237
	Green Brick Partners, Inc.(A)	72,561	4,280,373
	Group 1 Automotive, Inc.	18,811	7,592,684
	Hovnanian Enterprises, Inc.(A)	24,481	2,369,761
	KB Home	79,280	4,283,498
	Patrick Industries, Inc.	83,911	6,459,469
	Phinia, Inc.	129,827	5,212,554
	Sally Beauty Holdings, Inc.(A)	432,258	3,518,580
	Stride, Inc.(A)	69,895	9,942,564
	Taylor Morrison Home Corp.(A)	112,274	6,438,914
	Upbound Group, Inc.	159,678	3,177,592
			76,379,682

2.75%	CONSUMER STAPLES
	The Andersons, Inc	129,968	4,901,093
	BellRing Brands, Inc.(A)	93,095	7,181,348
	Performance Food Group Co.(A)	99,136	7,996,310
			20,078,751

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
5.66%	ENERGY
	Antero Resources Corp.(A)	145,615	$5,071,770
	ChampionX Corporation	192,151	4,636,604
	Civitas Resources, Inc.	61,626	1,679,309
	Dorian LPG Ltd.	160,760	3,443,479
	Gulfport Energy Corp.(A)	39,494	6,812,715
	International Seaways, Inc.	118,805	4,034,618
	Liberty Energy, Inc.	254,537	2,927,176
	Murphy Oil Corp.	107,435	2,205,641
	Peabody Energy Corporation	210,775	2,600,964
	Permian Resources Corp.	291,692	3,441,966
	SM Energy Co.	108,436	2,471,256
	Weatherford International plc	49,645	2,055,303
			41,380,801

15.10%	FINANCIALS - BANKS
	Axos Financial, Inc.(A)	99,487	6,315,435
	The Bancorp, Inc.(A)	140,416	6,783,497
	Columbia Banking System, Inc.	275,227	6,170,589
	Customers Bancorp, Inc.(A)	121,142	6,057,100
	Enact Holdings, Inc.	173,746	6,218,369
	Enova International, Inc.(A)	90,388	8,296,715
	Hancock Whitney Corp.	114,914	5,985,870
	Mr. Cooper Group, Inc.(A)	57,527	6,846,288
	Navient Corp.	300,272	3,717,367
	Pathward Financial, Inc.	107,513	8,533,307
	PennyMac Financial Services, Inc.	50,395	4,910,489
	PJT Partners, Inc.	48,689	6,899,718
	Preferred Bank	45,602	3,641,776
	QCR Holdings, Inc.	70,000	4,546,500
	Radian Group, Inc.	205,565	6,565,746
	SLM Corp.	285,469	8,252,909
	StoneX Group, Inc.(A)	120,328	10,656,849
			110,398,524

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
11.86%	FINANCIALS - NON-BANKS
	Arbor Realty Trust, Inc. REIT	395,665	$4,562,017
	ARMOUR Residential REIT, Inc.(A)	240,000	3,952,800
	CNO Financial Group, Inc.	187,393	7,109,690
	Donnelley Financial Solutions(A)	104,089	5,017,090
	Dynex Capital, Inc. REIT	408,217	5,033,316
	F&G Annuities & Life, Inc.	140,000	4,873,400
	Federated Hermes, Inc.	131,162	5,326,489
	HCI Group, Inc.	51,009	7,462,617
	Jackson Financial, Inc.	85,598	6,668,940
	MFA Financial, Inc. REIT	460,548	4,522,581
	NCR Atleos Corp.(A)	190,669	5,323,479
	NMI Holdings, Inc.(A)	175,843	6,360,241
	PennyMac Mortgage Investment Trust REIT	344,491	4,423,265
	Prog Holdings, Inc.	110,931	2,924,141
	Rithm Capital Corp. REIT	504,667	5,642,177
	Victory Capital Holdings, Inc. Class A	130,792	7,493,074
			86,695,317

12.61%	HEALTH CARE
	Acadia Pharmaceuticals, Inc.(A)	300,000	4,380,000
	Amneal Pharmaceuticals, Inc.(A)	606,953	4,649,260
	Amphastar Pharmaceuticals, Inc.(A)	90,068	2,198,560
	ANI Pharmaceuticals, Inc.(A)	77,956	5,520,844
	Catalyst Pharmaceuticals, Inc.(A)	266,124	6,464,152
	Collegium Pharmaceutical, Inc.(A)	165,208	4,459,790
	The Ensign Group, Inc	46,835	6,041,247
	Halozyme Therapeutics, Inc.(A)	92,701	5,693,695
	Harmony Biosciences Holdings, Inc.(A)	127,823	3,766,944
	Innoviva, Inc.(A)	250,000	4,672,500
	Lantheus Holdings, Inc.(A)	63,139	6,587,923
	Mednax, Inc.(A)	410,000	5,280,800
	Owens & Minor, Inc.(A)	399,411	2,819,842
	Prestige Consumer Healthcare Inc.(A)	74,617	6,061,139
	Supernus Pharmaceuticals, Inc.(A)	190,998	6,203,615
	Tenet Healthcare Corp.(A)	48,230	6,894,478
	United Therapeutics Corp.(A)	19,993	6,059,678
	Waystar Holding Corp.(A)	118,965	4,421,929
			92,176,396

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
12.75%	INDUSTRIALS
	Alight, Inc.	720,000	$3,679,200
	American Woodmark Corp.(A)	57,251	3,377,809
	API Group Corp.(A)	153,643	5,812,315
	Atkore, Inc.	52,886	3,377,829
	Atmus Filtration Technologies, Inc.	123,035	4,265,623
	BrightView Holdings, Inc.(A)	328,156	4,502,300
	Builders FirstSource, Inc.(A)	39,135	4,681,720
	Comfort Systems USA, Inc.	21,282	8,460,659
	CSG Systems International, Inc.	129,096	7,762,542
	Genco Shipping & Trading Ltd.	280,855	3,639,881
	GMS, Inc.(A)	71,295	5,223,072
	The Greenbrier Companies, Inc	83,969	3,561,965
	Herc Holdings, Inc.	32,843	3,594,338
	Hillman Solutions Corp.(A)	406,288	2,839,953
	ICF International, Inc.	31,188	2,649,733
	Maximus, Inc.	56,485	3,782,236
	SkyWest, Inc.(A)	69,450	6,192,856
	Sterling Infrastructure, Inc.(A)	58,205	8,697,573
	Terex Corp.	72,903	2,566,186
	Verra Mobility Corp.(A)	208,870	4,553,366
			93,221,156

7.06%	INFORMATION TECHNOLOGY
	ACI Worldwide, Inc.(A)	121,351	6,475,289
	Adeia, Inc.	341,035	4,198,141
	ASGN, Inc.(A)	56,585	2,850,752
	Consensus Cloud Solutions, Inc.(A)	108,472	2,154,254
	Insight Enterprises, Inc.(A)	31,126	4,304,103
	InterDigital, Inc.	39,684	7,976,484
	Netgear, Inc.(A)	209,559	5,054,563
	OSI Systems, Inc.(A)	39,301	8,046,487
	Progress Software Corp.	89,243	5,351,010
	ScanSource, Inc.(A)	99,949	3,297,318
	Xerox Corporation	440,256	1,941,529
			51,649,930

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
3.33%	MATERIALS
	Alpha Metallurgical Resources(A)	31,503	$3,822,889
	Commercial Metals Co.	126,197	5,620,814
	Element Solutions, Inc.	236,133	4,819,475
	Ryerson Holding Corp.	170,222	3,979,790
	Warrior Met Coal, Inc.	128,058	6,123,734
			24,366,702

7.68%	REAL ESTATE
	American Assets Trust, Inc. REIT	136,119	2,549,509
	DiamondRock Hospitality Co. REIT	652,555	4,789,754
	Douglas Emmett, Inc. REIT	362,545	5,013,997
	Empire State Realty Trust REIT	486,981	3,467,305
	Kite Realty Group Trust REIT	246,088	5,327,805
	The Macerich Co REIT	385,393	5,649,861
	Newmark Group, Inc.	545,738	5,997,661
	Ryman Hospitality Properties, Inc. REIT	53,269	4,685,009
	Sabra Health Care REIT, Inc.	340,744	6,082,280
	SL Green Realty Corp. REIT	97,683	5,139,103
	Tanger Factory Outlet Centers, Inc. REIT	235,281	7,413,704
			56,115,988

4.48%	UTILITIES
	California Water Service Group	123,577	6,259,175
	Middlesex Water Company	32,500	2,051,400
	New Jersey Resources Corp.	108,080	5,289,435
	One Gas, Inc.	82,823	6,502,434
	Southwest Gas Corp.	81,943	5,917,104
	TXNM Energy, Inc.	126,991	6,755,921
			32,775,469

96.80%	TOTAL COMMON STOCKS
	(Cost: $651,650,729)		707,646,303

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
3.30%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.19%(B)	24,122,660	$24,122,660
	(Cost: $24,122,660)

100.10%	TOTAL INVESTMENTS
	(Cost: $675,773,389)		731,768,963
(0.10%)	Liabilities in excess of other assets		(716,225)
100.00%	NET ASSETS		$731,052,738

(A)Non-income producing.

(B)Effective 7 day yield as of April 30, 2025.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Select fund

Schedule of InvestmentsApril 30, 2025

		Shares	Value
99.55%	COMMON STOCKS

9.98%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	88,699	$14,085,401
	Meta Platforms, Inc.	26,339	14,460,111
	Verizon Communications, Inc.	342,858	15,106,323
	The Walt Disney Co.	146,499	13,324,084
			56,975,919

10.68%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	215,795	12,313,263
	Darden Restaurants, Inc.	62,097	12,459,142
	DR Horton, Inc.	97,271	12,289,218
	LKQ Corp.	305,743	11,682,440
	Lowe’s Companies, Inc.	54,679	12,224,037
			60,968,100

6.23%	CONSUMER STAPLES
	Constellation Brands, Inc. Class A	48,037	9,008,859
	Keurig Dr Pepper, Inc.	267,854	9,265,070
	Target Corp.	81,916	7,921,277
	Tyson Foods, Inc. Class A	153,328	9,389,807
			35,585,013

3.11%	ENERGY
	Chevron Corp.	45,142	6,142,021
	ConocoPhillips	63,668	5,674,092
	Valero Energy Corp.	51,382	5,964,936
			17,781,049

14.76%	FINANCIALS
	Ameriprise Financial, Inc.	25,449	11,986,988
	Bank of America Corp.	315,875	12,597,095
	Fiserv, Inc.(A)	57,092	10,537,470
	JPMorgan Chase & Co.	51,162	12,515,248

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Select fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
	Mastercard, Inc. Class A	22,748	$12,467,269
	MetLife, Inc.	153,048	11,535,228
	The Travelers Companies, Inc	47,919	12,656,845
			84,296,143

11.04%	HEALTH CARE
	CVS Health Corp.	125,204	8,352,359
	Danaher Corp.	36,873	7,349,895
	Incyte Corp.(A)	133,907	8,390,613
	McKesson Corp.	11,710	8,346,771
	Merck & Company, Inc.	91,034	7,756,097
	Regeneron Pharmaceuticals, Inc.	12,755	7,637,184
	Stryker Corp.	21,548	8,057,228
	Thermo Fisher Scientific, Inc.	16,585	7,114,965
			63,005,112

8.44%	INDUSTRIALS
	Cummins, Inc.	29,878	8,779,352
	Quanta Services, Inc.	35,371	10,352,738
	Union Pacific Corp.	43,308	9,339,803
	United Rentals, Inc.	15,973	10,086,151
	Wabtec Corp.	52,182	9,640,103
			48,198,147

29.01%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	48,263	18,097,660
	Apple, Inc.	84,337	17,921,613
	Applied Materials, Inc.	126,103	19,004,983
	Cisco Systems, Inc.	324,481	18,732,288
	HP, Inc.	648,473	16,581,455
	International Business Machines Corp.	76,673	18,541,065
	KLA Corp.	28,783	20,225,526
	Oracle Corp.	126,803	17,843,718
	Roper Technologies, Inc.	33,388	18,699,951
			165,648,259

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Select fund

Schedule of Investments - continuedApril 30, 2025

		Shares	Value
1.78%	MATERIALS
	Celanese Corp. Class A	91,785	$4,085,350
	The Sherwin-Williams Co.	17,185	6,064,930
			10,150,280

2.11%	REAL ESTATE
	CBRE Group, Inc.(A)	98,525	12,037,784

2.41%	UTILITIES
	DTE Energy Co.	52,413	7,180,581
	Public Service Enterprise Group, Inc.	82,202	6,570,406
			13,750,987

99.55%	TOTAL COMMON STOCKS
	(Cost: $478,710,869)		568,396,793

0.40%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.19%(B)	2,287,361	2,287,361
	(Cost: $2,287,361)

99.95%	TOTAL INVESTMENTS
	(Cost: $480,998,230)		570,684,154
0.05%	Other assets, net of liabilities		279,668
100.00%	NET ASSETS		$570,963,822

(A)Non-income producing.

(B)Effective 7 day yield as of April 30, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance funds

Statements of Assets and Liabilities

ASSETS
Investments at value(1)
Receivable for capital stock sold
Dividends and interest receivable
Tax reclaims receivable
Prepaid expenses
TOTAL ASSETS

LIABILITIES
Payable for capital stock redeemed
Accrued investment advisory fees
Accrued 12b-1 fees
Accrued administrative, accounting and transfer agent fees
Accrued professional fees
Other accrued expenses
TOTAL LIABILITIES

NET ASSETS
Net Assets Consist of:
Paid-in-capital
Distributable earnings
Net Assets

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class
Investor Class
Total
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class
Investor Class
Total
Net Asset Value Per Share
Institutional Class
Investor Class

(1) Identified cost of:

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance funds

April 30, 2025

Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund

$25,215,928	$731,768,963	$570,684,154
367	382,379	267,145
37,855	311,296	618,430
8,699	—	—
20,040	73,665	60,686
25,282,889	732,536,303	571,630,415

2,350	866,668	343,141
749	393,529	246,655
8,365	62,312	18,114
5,446	57,684	26,894
21,349	—	—
2,830	103,372	31,789
41,089	1,483,565	666,593

$25,241,800	$731,052,738	$570,963,822

$23,141,452	$667,836,231	$456,573,190
2,100,348	63,216,507	114,390,632
$25,241,800	$731,052,738	$570,963,822

$17,630,599	$560,749,587	$502,950,110
7,611,201	170,303,151	68,013,712
$25,241,800	$731,052,738	$570,963,822

1,599,809	27,788,824	24,431,306
703,260	8,506,979	3,319,524
2,303,069	36,295,803	27,750,830

$11.02	$20.18	$20.59
10.82	20.02	20.49

$23,589,621	$675,773,389	$480,998,230

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance funds

Statements of Operations

INVESTMENT INCOME
Dividends(1)
Interest
Total investment income
EXPENSES
Investment advisory fees (Note 2)
Rule 12b-1 and servicing fees (Note 2)
Investor Class
Recordkeeping and fund administrative services (Note 2)
Accounting fees (Note 2)
Custody fees
Transfer agent fees (Note 2)
Professional fees
Filing and registration fees
Trustees fees (Note 2)
Compliance fees (Note 2)
Shareholder services and reports
Shareholder servicing (Note 2)
Institutional Class
Investor Class
Insurance
Proxy expense
Interest expense(2)
Other
Total expenses
Management fee waivers (Note 2)
Net expenses
Net investment income

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
Net change in unrealized appreciation (depreciation) of investments
Net realized and unrealized gain (loss) on investments
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
(1)Net of foreign tax withheld of:
(2)Includes overdraft fees charged by custodian.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund

$848,131	$14,535,902	$10,087,647
9,740	751,421	290,237
857,871	15,287,323	10,377,884

246,915	8,733,638	5,067,321

21,943	477,059	137,887
15,013	283,230	203,500
6,894	188,817	134,296
9,183	56,029	39,017
35,302	169,923	69,397
26,558	57,726	48,605
58,333	164,643	100,000
889	24,796	18,554
5,091	12,943	10,762
12,559	79,942	58,282

6,038	440,728	417,270
15,535	278,536	90,310
2,804	6,399	6,643
4,593	59,998	31,794
—	—	2,051
8,370	37,055	27,285
476,020	11,071,462	6,462,974
(188,851)	(4,175,703)	(2,068,475)
287,169	6,895,759	4,394,499
570,702	8,391,564	5,983,385

(79,447)	24,856,493	32,384,661
949,543	(33,627,179)	(43,577,599)
870,096	(8,770,686)	(11,192,938)
$1,440,798	$(379,122)	$(5,209,553)
$70	$13,015	$—

Applied finance funds

Year Ended April 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance funds

Statements of Changes in Net Assets

	Applied Finance Dividend Fund
	Years Ended April 30,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income	$570,702	$635,159
Net realized gain (loss) on investments	(79,447)	760,522
Net change in unrealized appreciation (depreciation) of investments	949,543	1,906,162
Increase (decrease) in net assets from operations	1,440,798	3,301,843
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(802,759)	(504,275)
Investor Class	(350,230)	(216,532)
Decrease in net assets from distributions	(1,152,989)	(720,807)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	681,662	730,660
Investor Class	2,403,025	982,284
Distributions reinvested
Institutional Class	763,268	478,259
Investor Class	342,450	211,923
Shares redeemed
Institutional Class	(2,349,905)	(2,909,993)
Investor Class	(4,265,453)	(1,971,525)
Increase (decrease) in net assets from capital stock transactions	(2,424,953)	(2,478,392)
NET ASSETS
Increase (decrease) during year	(2,137,144)	102,644
Beginning of year	27,378,944	27,276,300
End of year	$25,241,800	$27,378,944

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied Finance Explorer Fund		Applied Finance Select Fund
Years Ended April 30,		Years Ended April 30,
2025	2024	2025	2024

$8,391,564	$6,326,103	$5,983,385	$6,791,231
24,856,493	(4,661,123)	32,384,661	9,639,809
(33,627,179)	90,760,618	(43,577,599)	65,164,078
(379,122)	92,425,598	(5,209,553)	81,595,118

(14,531,489)	(3,323,652)	(18,026,775)	(6,978,662)
(4,463,601)	(1,240,333)	(1,730,301)	(504,785)
(18,995,090)	(4,563,985)	(19,757,076)	(7,483,447)

187,050,956	208,402,860	179,337,667	137,448,276
63,073,813	66,318,133	46,317,827	25,504,360

10,281,484	2,053,367	10,925,629	4,339,371
3,941,536	1,085,977	1,603,393	426,199

(102,032,245)	(42,760,945)	(179,022,876)	(111,740,836)
(68,812,670)	(42,576,862)	(28,898,569)	(12,302,561)
93,502,874	192,522,530	30,263,071	43,674,809

74,128,662	280,384,143	5,296,442	117,786,480
656,924,076	376,539,933	565,667,380	447,880,900
$731,052,738	$656,924,076	$570,963,822	$565,667,380

Applied finance funds

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance DIVIDEND fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.59% for the year ended April 30, 2025, and 1.58% for the year ended April 30, 2023.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the year ended April 30, 2025, and 0.95% for the year ended April 30, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Institutional Class Shares
Years ended April 30,
2025		2024	2023		2022	2021
$10.97		$9.93	$11.50		$16.79	$11.99

0.25		0.25	0.24		0.19	0.10
0.32		1.09	(0.26)		0.36	6.11
0.57		1.34	(0.02)		0.55	6.21

(0.26)		(0.30)	(0.25)		(0.08)	(0.13)
(0.26)		—	(1.30)		(5.76)	(1.28)
(0.52)		(0.30)	(1.55)		(5.84)	(1.41)
—		—	—	(2)	— (2)	— (2)
$11.02		$10.97	$9.93		$11.50	$16.79
4.99%		13.61%	0.15%		2.05%	53.94%

1.61	%(4)	1.61%	1.64	%(4)	1.41%	1.52%
0.97	%(5)	0.95%	1.01	%(5)	0.95%	0.95%
2.16%		2.46%	2.29%		1.34%	0.70%
12.78%		7.36%	14.85%		81.95%	14.95%
$17,631		$18,400	$18,319		$24,173	$39,543

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance DIVIDEND fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.98% for the year ended April 30, 2025, and 1.96% for the year ended April 30, 2023.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the year ended April 30, 2025, and 1.20% for the year ended April 30, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Investor Class Shares
Years ended April 30,
2025		2024	2023		2022	2021
$10.80		$9.79	$11.31		$16.61	$11.94

0.22		0.23	0.21		0.16	0.06
0.31		1.06	(0.25)		0.35	6.06
0.53		1.29	(0.04)		0.51	6.12

(0.25)		(0.28)	(0.18)		(0.05)	(0.17)
(0.26)		—	(1.30)		(5.76)	(1.28)
(0.51)		(0.28)	(1.48)		(5.81)	(1.45)
—		—	—	(2)	— (2)	— (2)
$10.82		$10.80	$9.79		$11.31	$16.61
4.71%		13.29%	(0.03%)		1.80%	53.41%

2.00	%(4)	2.03%	2.03	%(4)	1.80%	1.88%
1.22	%(5)	1.20%	1.27	%(5)	1.20%	1.20%
1.91%		2.21%	2.01%		1.13%	0.45%
12.78%		7.36%	14.85%		81.95%	14.95%
$7,611		$8,979	$8,957		$9,948	$12,742

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.36% for the year ended April 30, 2025, and 1.45% for the year ended April 30, 2021.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83% for the year ended April 30, 2025, and 0.83% for the year ended April 30, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Institutional Class Shares
Years ended April 30,
2025		2024	2023	2022	2021
$20.51		$16.89	$17.93	$17.31	$9.09

0.25		0.26	0.20	0.08	0.02
(0.04)		3.55	(0.92)	0.70	8.26
0.21		3.81	(0.72)	0.78	8.28

(0.24)		(0.19)	(0.13)	(0.04)	(0.06)
(0.30)		—	(0.19)	(0.12)	—
(0.54)		(0.19)	(0.32)	(0.16)	(0.06)
—		—	— (2)	— (2)	—	(2)
$20.18		$20.51	$16.89	$17.93	$17.31
0.83%		22.57%	(3.97%)	4.50%	91.26%

1.37	%(4)	1.37%	1.41%	1.45%	1.61	%(4)
0.84	%(5)	0.83%	0.83%	0.83%	0.86	%(5)
1.16%		1.37%	1.14%	0.45%	0.15%
37.29%		32.00%	29.88%	31.62%	42.02%
$560,750		$480,381	$251,913	$161,652	$79,647

Applied finance Explorer fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Explorer fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(2)
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Redemption fees were eliminated effective January 12, 2023.

(3) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.68% for the year ended April 30, 2025, and 1.93% for the year ended April 30, 2021.

(4) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08% for the year ended April 30, 2025, and 1.08% for the year ended April 30, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Investor Class Shares
Years ended April 30,
2025		2024	2023	2022	2021
$20.37		$16.79	$17.82	$17.19	$9.02

0.20		0.21	0.15	0.04	(0.02)
(0.05)		3.53	(0.90)	0.68	8.19
0.15		3.74	(0.75)	0.72	8.17

(0.20)		(0.16)	(0.10)	(0.01)	(0.02)
(0.30)		—	(0.19)	(0.12)	—
(0.50)		(0.16)	(0.29)	(0.13)	(0.02)
—		—	0.01	0.04	0.02
$20.02		$20.37	$16.79	$17.82	$17.19
0.55%		22.27%	(4.13%)	4.40%	90.87%

1.69	%(3)	1.69%	1.73%	1.76%	1.96	%(3)
1.09	%(4)	1.08%	1.08%	1.08%	1.11	%(4)
0.91%		1.13%	0.89%	0.20%	(0.13%)
37.29%		32.00%	29.88%	31.62%	42.02%
$170,303		$176,543	$124,627	$92,813	$40,114

Applied finance Explorer fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Applied finance Select fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.11% for the year ended April 30, 2025.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.75% for the year ended April 30, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Institutional Class Shares
Years ended April 30,
2025		2024	2023	2022	2021
$21.35		$18.39	$18.50	$18.62	$12.11

0.24		0.27	0.26	0.18	0.15
(0.19)		2.99	(0.16)	0.17	6.56
0.05		3.26	0.10	0.35	6.71

(0.25)		(0.23)	(0.05)	(0.16)	(0.14)
(0.56)		(0.07)	(0.16)	(0.31)	(0.06)
(0.81)		(0.30)	(0.21)	(0.47)	(0.20)
—		—	— (2)	— (2)	— (2)
$20.59		$21.35	$18.39	$18.50	$18.62
0.07%		17.81%	0.60%	1.82%	55.70%

1.12	%(4)	1.13%	1.15%	1.16%	1.23%
0.76	%(5)	0.75%	0.75%	0.75%	0.75%
1.09%		1.36%	1.44%	0.95%	0.97%
27.63%		6.99%	11.26%	8.26%	13.89%
$502,950		$513,424	$415,019	$312,612	$252,690

Applied finance Select fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.44% for the year ended April 30, 2025.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.00% for the year ended April 30, 2025.

Applied finance Select fund

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2025

Investor Class Shares
Years ended April 30,
2025		2024	2023	2022	2021
$21.24		$18.30	$18.42	$18.54	$12.07

0.18		0.22	0.21	0.13	0.11
(0.18)		2.97	(0.15)	0.16	6.53
0.00		3.19	0.06	0.29	6.64

(0.19)		(0.18)	(0.02)	(0.11)	(0.11)
(0.56)		(0.07)	(0.16)	(0.31)	(0.06)
(0.75)		(0.25)	(0.18)	(0.42)	(0.17)
—		—	— (2)	0.01	— (2)
$20.49		$21.24	$18.30	$18.42	$18.54
(0.16%)		17.46%	0.37%	1.55%	55.30%

1.45	%(4)	1.44%	1.46%	1.48%	1.57%
1.01	%(5)	1.00%	1.00%	1.00%	1.00%
0.84%		1.09%	1.20%	0.69%	0.71%
27.63%		6.99%	11.26%	8.26%	13.89%
$68,014		$52,243	$32,862	$29,014	$21,060

Applied finance Select fund

Selected Per Share Data Throughout Each Year

FINANCIAL STATEMENTS | April 30, 2025

Applied finance funds

Notes to the Financial StatementsApril 30, 2025

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund (“Dividend Fund”) was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund was reorganized into Investor shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The Funds are deemed to be individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of the Funds are used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales

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Notes to the Financial Statements - continuedApril 30, 2025 price on the exchange on which the securities are traded as of the close of business on the last day of the year or, lacking any sales, at the last reported bid price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees. Money marker and other debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost, which approximated market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

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Notes to the Financial Statements - continuedApril 30, 2025

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Fund
Common Stocks	$25,136,650	$—	$—	$25,136,650
Money Market Fund	79,278	—	—	79,278
	$25,215,928	$—	$—	$25,215,928

Explorer Fund
Common Stocks	$707,646,303	$—	$—	$707,646,303
Money Market Fund	24,122,660	—	—	24,122,660
	$731,768,963	$—	$—	$731,768,963

Select Fund
Common Stocks	$568,396,793	$—	$—	$568,396,793
Money Market Fund	2,287,361	—	—	2,287,361
	$570,684,154	$—	$—	$570,684,154

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

The Funds held no Level 3 securities at any time during the year ended April 30, 2025.

FINANCIAL STATEMENTS | April 30, 2025

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2022-2024) for Dividend Fund, Explorer Fund and Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2025 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2025, such reclassifications were due primarily to the utilization of earnings and profits distributed to shareholders on redemption of fund shares.

Fund	Paid-in capital	Distributable earnings
Dividend	$—	$—
Explorer	3,031,955	(3,031,955)
Select	7,036,589	(7,036,589)

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

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NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

The Advisor earned and waived fees for the year ended April 30, 2025, for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$246,915	$188,851
Explorer	1.14%	8,733,638	4,175,703
Select	0.90%	5,067,321	2,068,475

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2025 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of April 30, 2025, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2026	2027	2028	Total
Dividend	$201,128	$190,628	$188,851	$580,607
Explorer	1,940,470	2,735,145	4,175,703	8,851,318
Select	1,502,981	1,934,437	2,068,475	5,505,893

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

Distribution Plan, the Funds may finance certain activities or expenses that are primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended April 30, 2025, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor	12b-1	$21,943
	Institutional	Shareholder Service	6,038
	Investor	Shareholder Service	15,535
Explorer	Investor	12b-1	477,059
	Institutional	Shareholder Service	440,728
	Investor	Shareholder Service	278,536
Select	Investor	12b-1	137,887
	Institutional	Shareholder Service	417,270
	Investor	Shareholder Service	90,310

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended April 30, 2025, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$14,789	$35,287	$6,549
Explorer	277,144	169,508	179,440
Select	199,047	69,091	127,419

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended April 30, 2025, Watermark received the following fees incurred by the Funds:

Fund
Dividend	$5,091
Explorer	12,943
Select	10,762

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Dividend	$3,487,989	$5,937,682
Explorer	353,611,951	279,540,074
Select	183,915,121	155,046,486

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different years for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended April 30, 2025 and 2024, respectively, were as follows:

Dividend Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024
Distributions paid from:
Ordinary income	$571,010	$720,807
Accumulated net realized gain on investments	581,979	—
	$1,152,989	$720,807

Explorer Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024
Distributions paid from:
Ordinary income	$8,315,267	$4,423,338
Accumulated net realized gain on investments	10,679,823	140,647
	$18,995,090	$4,563,985

Select Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024
Distributions paid from:
Ordinary income	$6,063,980	$5,736,241
Accumulated net realized gain on investments	13,693,096	1,747,206
	$19,757,076	$7,483,447

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

As of April 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$570,633	$4,407,447	$4,492,592
Accumulated net realized gain (loss) on investments	(88,527)	2,813,718	20,401,486
Net unrealized appreciation (depreciation) of investments	1,618,242	55,995,342	89,496,554
	$2,100,348	$63,216,507	$114,390,632

As of April 30, 2025, the Dividend Fund had a capital loss carryforward of $88,527, all of which is considered short term. This loss may be carried forward indefinitely. The Explorer Fund utilized $8,693,288 of capital loss carryforwards from the year ended April 30, 2024 to offset net realized gains from the year ended April 30, 2025.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$23,597,686	$4,054,794	$(2,436,552)	$1,618,242
Explorer	675,773,621	128,580,248	(72,584,906)	55,995,342
Select	481,187,600	128,219,975	(38,723,421)	89,496,554

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	59,402	212,489
Shares reinvested	66,953	30,576
Shares redeemed	(204,494)	(371,458)
Net increase (decrease)	(78,139)	(128,393)

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

Dividend Fund
	Year Ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	68,301	91,650
Shares reinvested	45,986	20,675
Shares redeemed	(281,371)	(195,969)
Net increase (decrease)	(167,084)	(83,644)

Explorer Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	8,602,568	2,846,055
Shares reinvested	469,903	181,387
Shares redeemed	(4,702,162)	(3,188,392)
Net increase (decrease)	4,370,309	(160,950)

Explorer Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	10,662,717	3,491,075
Shares reinvested	102,565	54,599
Shares redeemed	(2,258,159)	(2,299,985)
Net increase (decrease)	8,507,123	1,245,689

Select Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	8,141,458	2,132,430
Shares reinvested	504,881	74,403
Shares redeemed	(8,267,510)	(1,346,715)
Net increase (decrease)	378,829	860,118

FINANCIAL STATEMENTS | April 30, 2025

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Notes to the Financial Statements - continuedApril 30, 2025

Select Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	6,849,473	1,269,620
Shares reinvested	211,162	20,821
Shares redeemed	(5,575,685)	(627,102)
Net increase (decrease)	1,484,950	663,339

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2025, 29.01% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | April 30, 2025

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

FINANCIAL STATEMENTS | April 30, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 23, 2025

FINANCIAL STATEMENTS | April 30, 2025

APPLIED FINANCE FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract

Renewal of Investment Advisory Agreement

This annual report pertains only to the to the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (collectively, the “Applied Finance Funds” for purposes of this disclosure document); however, the disclosure below references the Applied Finance Valuation Large Cap ETF, which is an exchange traded fund that is part of the Applied Finance family of Funds.

At meetings held on December 17-18, 2024 (the “December Meeting”) and March 11-12, 2025 (the “March Meeting”) (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”)considered the approval of the continuation of the Investment Advisory Agreements (the “AF Advisory Agreements”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”), with respect to the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (collectively the “Applied Finance Funds” solely for purposes of this section). The Board reflected on its discussions with the representatives from Applied Finance at the Meeting regarding the manner in which the Applied Finance Funds are managed and the roles and responsibilities of Applied Finance under the AF Advisory Agreements.

The Trustees reviewed the responses of Applied Finance to a request for information from counsel to the Trust (“Counsel”) on behalf of the Board. The Trustees observed Applied Finance’s representation that their responses to the information requested for the March Meeting are identical to the responses

FINANCIAL STATEMENTS | April 30, 2025

APPLIED FINANCE FUNDS

Supplemental Information (unaudited) - continued

provided in its response letter dated October 24, 2024 for the December Meeting, except that financial information and Profitability Analysis has been updated. The Trustees noted that the AF Advisory Agreements were being reconsidered for approval at the March Meeting for the administrative purpose of aligning the advisory agreement approvals for all funds within the Trusts that were managed by Applied Finance. The Trustees noted that the responses included financial information for Applied Finance Funds, an expense comparison analysis for the Applied Finance Funds and comparable other investment funds, and the AF Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Applied Finance Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds and Applied Finance; (iii) the costs of the services to be provided and profits to be realized by Applied Finance from the relationship with the Applied Finance Funds ; (iv) the extent to which economies of scale would be realized if the Applied Finance Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board. The Board requested and was provided with information and reports relevant to the approval of the continuation of the AF Advisory Agreements, including: (i) reports regarding the services provided to the Applied Finance Funds and their shareholders by Applied Finance; (ii) quarterly assessments of the investment performance of the Applied Finance Funds from Applied Finance; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment strategy, personnel and operations utilized in managing the Applied Finance Funds; (v) compliance reports concerning the Applied Finance Funds and Applied Finance; (vi) disclosure information contained in the Applied Finance Funds’ registration statement and the Form ADV of Applied Finance; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AF Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

FINANCIAL STATEMENTS | April 30, 2025

APPLIED FINANCE FUNDS

Supplemental Information (unaudited) - continued

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of the Applied Finance Funds’ expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; and (iii) benefits realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the AF Advisory Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the AF Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the AF Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the AF Advisory Agreements for each Applied Finance Fund. The Board reviewed the services provided by Applied Finance to the Applied Finance Funds including, without limitation: Applied Finance’s investment strategies and techniques used in managing the Applied Finance Funds; the investment decision-making process and sources of information relied upon by Applied Finance in providing portfolio management services to the Applied Finance Funds; and its efforts to promote the Applied Finance Funds, grow assets, and assist in the distribution of Applied Finance Funds’ shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory and adequate for the Applied Finance Funds.

(2)Investment performance of the Applied Finance Funds and Applied Finance.

In this regard, the Board noted that Applied Finance does not have any clients other than the Applied Finance Funds and an exchange-traded fund (the “Applied Finance ETF”). As such, no performance as to separate accounts

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comparable to the Applied Finance Funds existed. The Trustees acknowledged Applied Finance’s representation that, although the Applied Finance Funds and the Applied Finance ETF have the same investment objective, they employ very different investment strategies to achieve that objective and that the performance of the Applied Finance ETF therefore was not, in the view of Applied Finance, relevant.

For the Applied Finance Dividend Fund, the Board noted that peers were selected by Broadridge from the Morningstar Large Value Category. The Board noted that the Applied Finance Dividend Fund underperformed its category group median, peer group and its benchmark index for the one-year period ended October 31, 2024. The Board also noted that the Fund outperformed its peer group median for the three-year period and underperformed its benchmark index and category group median for the three-year period ended October 31, 2024. For the five-year period, the Fund outperformed its peer group median and benchmark index and underperformed the category group median. For the ten-year period ended October 31, 2024, the Fund outperformed the category group, peer group median and benchmark index. The Board also considered the Applied Finance Dividend Fund’s quartile rankings relative to its peer group and category for the one-, three-, five-, and ten-year periods ended October 31, 2024.

For the Applied Finance Explorer Fund, the Board noted that its peers were selected from the Morningstar Small Value Category. The Applied Finance Explorer Fund outperformed its peer group median and category median and underperformed its benchmark index for the one-year ended October 31, 2024. The Fund outperformed its peer group, category median and benchmark index for the three-year and five-year periods ended October 31, 2024. The Board also considered the Applied Finance Explorer Fund’s quartile rankings relative to its peer group and category for the one-, three-, and five-year periods ended October 31, 2024.

For the Applied Finance Select Fund, the Board noted that the peers were selected from the Morningstar Large Value Category. The Board noted that that for the one-year and three-year periods ended October 31, 2024, the Applied Finance Select Fund underperformed its peer group median, category median and benchmark index. For the five-year period ended October 31, 2024, the Applied Finance Select Fund outperformed its peer group, category median and its benchmark index. The Board also considered the Applied Finance Select Fund’s quartile rankings relative to its peer group and category for the one-, three-, and five-year periods ended October 31, 2024.

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Based on the foregoing, the Board concluded that the investment performance for the Applied Finance Funds was satisfactory.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance; the current asset levels of the Applied Finance Funds and expectations for growth in Fund assets over the next year; the advisory fee and overall expenses of the Applied Finance Funds and the nature and frequency of advisory fee payments; and certain contractual fee limitation arrangements that Applied Finance has in place for the Applied Finance Funds. The Board noted that information was provided demonstrating that the Applied Finance Explorer Fund and the Applied Finance Select Fund are profitable to Applied Finance during the most recent year although the Applied Finance Dividend Fund was not profitable to Applied Finance during the most recent year. The Board considered the fees and expenses of each of the Applied Finance Funds (including the advisory fee) relative to each Applied Finance Fund’s Morningstar peer group and category. The Board noted that the Applied Finance Dividend Fund’s gross and net expenses and gross advisory fee are higher than its peer group and category medians. The Trustees considered that for the Applied Finance Explorer Fund, net expenses are lower than its peer group and category medians, but that the Fund’s gross expenses and gross advisory fee are higher than its peer group and category medians. With regard to the Applied Finance Select Fund, the Board noted that the Fund’s net expenses are slightly higher than its peer group and category medians and that the Fund’s gross expenses and gross advisory fee are higher than both its category and peer group medians. The Board noted that for each of Applied Finance Funds, Applied Finance has entered into an expense limitation agreement. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances.

The Trustees noted the representations of Applied Finance that the investment objective of the Applied Finance Funds and the Applied Finance ETF are the same but noted Applied Finance’s representations that the investment advisory fees charged to each fund are different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETF and the Applied Finance Funds are completely different in that the Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of the Applied Finance ETF,

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and that this portfolio basket is rebalanced by Applied Finance on a semi-annual basis. It was also noted that the Applied Finance ETF and the Applied Finance Funds have different portfolio compositions, both in substance and the number of securities. Whereas the portfolio of the Applied Finance Funds are actively managed, with daily cash flows, requiring Applied Finance to make daily trading and portfolio structure decisions. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Funds and the Applied Finance ETF differ because of the fundamental differences in Applied Finance’s responsibilities to each. The Trustees concluded that the costs of services to be provided and the profits to be realized by Applied Finance were acceptable.

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered the Applied Finance Funds’ fee arrangements with Applied Finance, including the expense limitation arrangements in place. The Board determined that although the advisory fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would benefit from the expense limitation arrangement for each of the Applied Finance Funds. The Trustees also noted that the Applied Finance Funds would benefit from economies of scale under their agreements with service providers other than Applied Finance. Applied Finance does not consider advisory fee break points as appropriate at this time. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Applied Finance Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the Applied Finance Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s code of ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it began managing the Applied Finance ETF in 2021. The Board considered and acknowledged Applied Finance’s representations that

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investments by the Applied Finance Funds in the Applied Finance ETF were not duplicative of the services rendered to the Applied Finance Funds. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that indirect benefits to Applied Finance may include identification of possible distribution channels, identification of financial advisors that may potentially be interested in the Applied Finance Funds and general increased market exposure by association with the World Funds Trust. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the AF Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the AF Advisory Agreements for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 9, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 9, 2025

* Print the name and title of each signing officer under his or her signature.